Trade Accounts Receivables - Movement in the Allowance for Expected Credit Losses of Trade Receivables (Detail) - Trade receivables [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade Accounts Receivable [line items]
Beginning balance	R$ 5,048	R$ 3,205
Charge for the year	12,257	3,943
Reversal	(3,051)	(1,227)
Write-off	(6,509)	(873)
Ending balance	R$ 7,745	R$ 5,048